Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

Note 8. Goodwill and Other Intangible Assets

Changes in the carrying value of goodwill by operating segment for the three months ended March 31, 2012 are as follows:

(in millions)	Water Infrastructure	Applied Water	Total
Balance as of December 31, 2011	$1,054	$556	$1,610
Activity in 2012
Foreign currency and other	14	7	21

Balance as of March 31, 2012	$1,068	$563	$1,631

Based on the results of our annual impairment tests, we determined that no impairment of goodwill existed as of the measurement date in 2011. However, future goodwill impairment tests could result in a charge to earnings. We will continue to evaluate goodwill on an annual basis as of the beginning of our fourth quarter and whenever events and changes in circumstances indicate there may be a potential impairment.

Other Intangible Assets

Information regarding our other intangible assets is as follows:

	March 31, 2012			December 31, 2011
(in millions)	Carrying Amount	Accumulated Amortization	Net Intangibles	Carrying Amount	Accumulated Amortization	Net Intangibles
Customer and distributor relationships	$313	$(58)	$255	$309	$(51)	$258
Proprietary technology	103	(25)	78	102	(23)	79
Trademarks	32	(11)	21	32	(11)	21
Patents and other	21	(16)	5	21	(15)	6
Indefinite-lived intangibles	143	—	143	141	—	141

	$612	$(110)	$502	$605	$(100)	$505

Based on the results of our annual impairment tests, we determined that no impairment of the indefinite-lived intangibles existed as of the measurement date in 2011. However, future impairment tests could result in a charge to earnings. We will continue to evaluate the indefinite-lived intangible assets on an annual basis as of the beginning of our fourth quarter and whenever events and changes in circumstances indicate there may be a potential impairment.

Amortization expense related to finite-lived intangible assets for the three months ended March 31, 2012 and 2011 was $8 million.

Note 7. Goodwill and Other Intangible Assets

Changes in the carrying value of goodwill by operating segment during the years ended December 31, 2011 and 2010 are as follows (in millions):

	Water Infrastructure	Applied Water	Total
Balance as of December 31, 2009	$389	$581	$970
Activity in 2010
Acquisitions	493	—	493
Foreign currency and other	(9)	(17)	(26)

Balance as of December 31, 2010	$873	$564	$1,437
Activity in 2011
Acquisitions	190	—	190
Foreign currency and other	(9)	(8)	(17)

Balance as of December 31, 2011	$1,054	$556	$1,610

In connection with the YSI acquisition, the excess of the preliminary purchase price over the fair value of net assets acquired was $190 million (which is not expected to be deductible for income tax purposes). The goodwill arising from the acquisition consists largely of the planned expansion of the YSI footprint to new geographic markets, synergies and economies of scale. Goodwill acquired during 2010 primarily relates to the Godwin and Nova acquisitions.

Based on the results of our annual impairment tests, we determined that no impairment of goodwill existed as of the measurement date in 2011 or 2010. However, future goodwill impairment tests could result in a charge to earnings. We will continue to evaluate goodwill on an annual basis as of the beginning of our fourth quarter and whenever events and changes in circumstances indicate there may be a potential impairment.

Other Intangible Assets

Information regarding our other intangible assets is as follows:

(in millions)	December 31, 2011			December 31, 2010
	Carrying Amount	Accumulated Amortization	Net Intangibles	Carrying Amount	Accumulated Amortization	Net Intangibles
Customer and distributor relationships	$309	$(51)	$258	$270	$(29)	$241
Proprietary technology	102	(23)	79	68	(18)	50
Trademarks	32	(11)	21	33	(9)	24
Patents and other	21	(15)	6	21	(13)	8
Indefinite-lived intangibles	141	—	141	93	—	93

Other intangibles	$605	$(100)	$505	$485	$(69)	$416

Based on the results of our annual impairment tests, we determined that no impairment of the indefinite-lived intangibles existed as of the measurement date in 2011 or 2010. However, future impairment tests could result in a charge to earnings. We will continue to evaluate the indefinite-lived intangible assets on an annual basis as of the beginning of our fourth quarter and whenever events and changes in circumstances indicate there may be a potential impairment.

Customer and distributor relationships, proprietary technology, trademarks, patents and other are amortized over weighted average lives of approximately 14 years, 19 years, 16 years and 10 years, respectively.

Total amortization expense for intangible assets was $31 million, $21 million, and $10 million for 2011, 2010 and 2009, respectively.

Estimated amortization expense for each of the five succeeding years is as follows (in millions):

2012	$33
2013	33
2014	31
2015	31
2016	30